Inventories	12 Months Ended
Dec. 31, 2019
Inventories
Inventories

14. Inventories

	At December 31,
	2019	2018
	$'m	$'m
Raw materials and consumables	299	389
Mold parts	50	51
Work-in-progress	19	114
Finished goods	596	730
	964	1,284

Certain inventories held by the Group have been pledged as security under the Group’s Global Asset Based Loan Facility (Note 20). The amount recognized as a write down in inventories or as a reversal of a write down in the year ended December 31, 2019 was not material.

At December 31, 2019, the hedging loss included in the carrying value of inventories, which will be recognized in the income statement when the related finished goods have been sold, is not material.